UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Atlantic Trust Co., N.A.
           ---------------------------------------------
Address:   100 Federal Street
           Boston, MA 02110
           ---------------------------------------------

Form  13F  File  Number:
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Stephen E. Prostano
        -------------------------
Title:  COO & CFO
        -------------------------
Phone:  212-259-3810
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen E. Prostano                  Boston, MA                   7/24/2002
-----------------------                  ----------                   ---------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           88
                                              -----------

Form  13F  Information  Table  Value  Total:  $   278,146
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AIR PRODS & CHEMS INC          COM              009158106     1565   30295 SH       DEFINED            29690    605    0
ALLERGAN INC COM               COM              018490102     1512   23380 SH       DEFINED            22835    545    0
AMERICAN INTL GROUP INC        COM              026874107     5363   74345 SH       DEFINED            71853   2492    0
AMGEN INC                      COM              031162100     2959   49585 SH       DEFINED            48375   1210    0
AMSOUTH BANCORPORATION         COM              032165102     6539  297520 SH       SOLE              297520      0    0
ANALOG DEVICES INC             COM              032654105     4385   97365 SH       DEFINED            96480    885    0
APOGENT TECHNOLOGIES           COM              03760A101      680   27571 SH       DEFINED            25771   1800    0
AUSPEX SYS INC COM             COM              052116100       58   46400 SH       SOLE               46400      0    0
AUTOMATIC DATA PROCESSING      COM              053015103     3335   57240 SH       DEFINED            56155   1085    0
AVON PRODS INC                 COM              054303102     1583   29150 SH       DEFINED            28810    340    0
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207     1947     822 SH       SOLE                 822      0    0
BEST BUY INC COM               COM              086516101     1286   24358 SH       DEFINED            23870    488    0
BIOCRYST PHARMACEUTICALS INC   COM              09058V103       72   15796 SH       SOLE               15796      0    0
BP P.L.C.                      COM              055622104     5025   94639 SH       DEFINED            93124   1515    0
CARDINAL HLTH INC              COM              14149Y108     3669   51760 SH       DEFINED            51155    605    0
CC LLC (DBA 'ZOOTS') SERIES A  COM              99CCLLAP8       74   29600 SH       SOLE               29600      0    0
CINTAS CORP                    COM              172908105     1721   34521 SH       DEFINED            33824    697    0
CISCO SYS INC                  COM              17275R102     1357   80165 SH       DEFINED            73281   6884    0
CITIGROUP INC.                 COM              172967101     3390   68462 SH       DEFINED            67879    583    0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2589   50357 SH       DEFINED            49347   1010    0
COCA COLA CO                   COM              191216100      316    6049 SH       SOLE                6049      0    0
COLGATE PALMOLIVE CO           COM              194162103    77798 1361300 SH       DEFINED          1360965    335    0
COMCAST CORP CL A SPL          COM              200300200     3146   98916 SH       DEFINED            96009   2907    0
COX COMMUNICATIONS INC NEW CL  COM              224044107      237    6285 SH       SOLE                6285      0    0
DELL COMPUTER CORP COM         COM              247025109     2524   96660 SH       DEFINED            94660   2000    0
DONALDSON INC                  COM              257651109      848   21080 SH       SOLE               21080      0    0
ELECTRONIC DATA SYSTEMS        COM              285661104     3128   53944 SH       DEFINED            52717   1227    0
EXXON CORPORATION              COM              30231G102     1145   26122 SH       SOLE               26122      0    0
FANNIE MAE                     COM              313586109     3864   48377 SH       DEFINED            48037    340    0
FIRST DATA CORP                COM              319963104     6569  150590 SH       DEFINED           147550   3040    0
FREDDIE MAC                    COM              313400301     3216   50750 SH       DEFINED            49995    755    0
GENERAL DYNAMICS CORP COM      COM              369550108     4154   44210 SH       DEFINED            43390    820    0
GENERAL ELEC CO                COM              369604103     1512   40384 SH       SOLE               40384      0    0
GENUINE PARTS CO               COM              372460105      355    9660 SH       SOLE                9660      0    0
GILLETTE COMPANY               COM              375766102      377   11079 SH       DEFINED            10467    612    0
GOLDMAN SACHS GROUP INC        COM              38141G104     3202   35480 SH       DEFINED            34705    775    0
GRAINGER W W INC               COM              384802104     1087   19332 SH       SOLE               19332      0    0
GREY WOLF INC COM              COM              397888108      136   34300 SH       SOLE               34300      0    0
HARMAN INTL INDS INC NEW COM   COM              413086109      538   10900 SH       SOLE               10900      0    0
HOME DEPOT INC                 COM              437076102     3855   79313 SH       DEFINED            77333   1980    0
I B M                          COM              459200101     2536   24383 SH       DEFINED            24158    225    0
ILLINOIS TOOL WKS INC          COM              452308109     2388   33008 SH       DEFINED            32363    645    0
INPUT/OUTPUT INC COM           COM              457652105      155   17000 SH       SOLE               17000      0    0
J.P. MORGAN CHASE & CO         COM              46625H100      223    6265 SH       DEFINED             5232   1033    0
JOHNSON & JOHNSON              COM              478160104     7069  108835 SH       DEFINED           107132   1703    0
KOHLS CORP COM                 COM              500255104      270    3800 SH       DEFINED             2533   1267    0
KOMAG INC COM                  COM              500453105        0   24547 SH       SOLE               24547      0    0
LIBERTY MEDIA CORP SERIES A CO COM              530718105     4207  332812 SH       DEFINED           324314   8498    0
LOCKHEED MARTIN CORP COM       COM              539830109     2810   48810 SH       DEFINED            48385    425    0
MARS, INC SERIES D PREFERRED   PREFERRED STOCKS 99MARSD02      166   78892 SH       SOLE               78892      0    0
MARS, INC. SERIES C CONVERTIBL CONVERTIBLE PREF 99MARSC03      212  114454 SH       SOLE              114454      0    0
MAXYGEN INC COM                COM              577776107      866   69140 SH       SOLE               69140      0    0
MBNA CORP                      COM              55262L100     3846  149589 SH       DEFINED           144041   5548    0
MEDTRONIC INC                  COM              585055106     5984  132370 SH       DEFINED           129690   2680    0
MICROSOFT CORP                 COM              594918104      447    7406 SH       SOLE                7406      0    0
MINNESOTA MNG & MFG CO         COM              604059105     2308   20070 SH       DEFINED            19670    400    0
MOLEX INC CL A                 COM              608554200      315   10307 SH       SOLE               10307      0    0
NETSCOUT SYS INC COM           COM              64115T104      931  130000 SH       SOLE              130000      0    0
NOKIA CORP SPONSORED ADR       COM              654902204     1377   66410 SH       DEFINED            65885    525    0
NORTHERN TR CORP               COM              665859104     2549   42402 SH       DEFINED            42047    355    0
OMNICOM GROUP                  COM              681919106     1244   13181 SH       DEFINED            12411    770    0
PEOPLESOFT INC COM             COM              712713106     1901   52045 SH       DEFINED            50645   1400    0
PEPSICO INC                    COM              713448108     5034   97740 SH       DEFINED            95690   2050    0
PERLEGEN SCIENCES, INC. SERIES PREFERRED STOCKS PP0460A03        0   44444 SH       SOLE               44444      0    0
PETSMART INC                   COM              716768106      236   17412 SH       SOLE               17412      0    0
PFIZER INC                     COM              717081103     6344  159635 SH       DEFINED           156742   2893    0
PROCTER & GAMBLE COMPANY       COM              742718109      471    5232 SH       SOLE                5232      0    0
PROTECTIVE LIFE CORP           COM              743674103     5435  174300 SH       SOLE              174300      0    0
QUALCOMM INC COM               COM              747525103     2990   79441 SH       DEFINED            77876   1565    0
SAFEWAY INC COM NEW            COM              786514208     4630  102843 SH       DEFINED           100823   2020    0
SCHERING PLOUGH CORP           COM              806605101     1533   48980 SH       DEFINED            47438   1542    0
SOUTHTRUST CORP                COM              844730101     8122  307664 SH       SOLE              307664      0    0
SPDR TR UNIT SER 1             COM              78462F103      584    5100 SH       DEFINED             3400   1700    0
STAPLES INC                    COM              855030102      966   48373 SH       SOLE               48373      0    0
STATE STREET CORP              COM              857477103     1578   28500 SH       DEFINED            28275    225    0
SURROMED, INC. SERIES D PFD    PREFERRED STOCKS PP0453SM1      300   75000 SH       SOLE               75000      0    0
SURROMED, INC. SERIES D. PFD   PREFERRED STOCKS PP0460SM6      100   50000 SH       SOLE               50000      0    0
SYSCO CORP                     COM              871829107     3900  130792 SH       DEFINED           128302   2490    0
TARGET CORP                    COM              87612E106     4332  100469 SH       DEFINED            98404   2065    0
TENET HEALTHCARE CORP          COM              88033G100     4624  103492 SH       DEFINED           102190   1303    0
UNITED PARCEL SVC INC CL B     COM              911312106     3553   58445 SH       DEFINED            57400   1045    0
UNIVERSAL INSURANCE HOLDING IN COM              91359V107      261 2900000 SH       SOLE             2900000      0    0
VERITAS SOFTWARE CO COM        COM              923436109     1931   44050 SH       DEFINED            42783   1267    0
VIACOM INC CL B                COM              925524308     2767   57208 SH       DEFINED            55709   1499    0
VODAFONE GROUP PLC             COM              92857W100     3667  198945 SH       DEFINED           195235   3710    0
WAL MART STORES INC            COM              931142103     1845   30094 SH       SOLE               30094      0    0
WALGREEN COMPANY               COM              931422109     3057   78007 SH       DEFINED            76497   1510    0
WEIS MKTS INC COM              COM              948849104      966   31840 SH       SOLE               31840      0    0